Derivatives and Foreign Exchange Risk Management	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Foreign Exchange Risk Management

Note 9 – Derivatives and Foreign Exchange Risk Management

Medtronic uses operational and economic hedges, as well as currency exchange rate derivative contracts and interest rate derivative instruments to manage the impact of currency exchange and interest rate changes on earnings and cash flows. In order to minimize earnings and cash flow volatility resulting from currency exchange rate changes, Medtronic enters into derivative instruments, principally forward currency exchange rate contracts. These contracts are designed to hedge anticipated foreign currency transactions and changes in the value of specific assets and liabilities. At inception of the forward contract, the derivative is designated as either a freestanding derivative or a cash flow hedge. The primary currencies of the derivative instruments are the Euro and Japanese Yen. Medtronic does not enter into currency exchange rate derivative contracts for speculative purposes. The gross notional amount of all currency exchange rate derivative instruments outstanding at July 25, 2014 and April 25, 2014 was $7.306 billion and $8.051 billion, respectively. The aggregate currency exchange rate (losses) gains for the three months ended July 25, 2014 and July 26, 2013 were $(12) million and $3 million, respectively. These (losses) gains represent the net impact to the condensed consolidated statements of earnings for the exchange rate derivative instruments presented below, as well as the remeasurement (losses) gains on foreign currency denominated assets and liabilities.

The information that follows explains the various types of derivatives and financial instruments used by Medtronic, how and why Medtronic uses such instruments, how such instruments are accounted for, and how such instruments impact Medtronic’s condensed consolidated balance sheets, statements of earnings, and statements of cash flows.

Freestanding Derivative Forward Contracts

Freestanding derivative forward contracts are used to offset Medtronic’s exposure to the change in value of specific foreign currency denominated assets and liabilities. These derivatives are not designated as hedges, and therefore, changes in the value of these forward contracts are recognized in earnings, thereby offsetting the current earnings effect of the related change in value of foreign currency denominated assets and liabilities. The cash flows from these contracts are reported as operating activities in the condensed consolidated statements of cash flows. The gross notional amount of these contracts, not designated as hedging instruments, outstanding at July 25, 2014 and April 25, 2014, was $1.985 billion and $2.202 billion, respectively.

The amount and location of the (losses) gains in the condensed consolidated statements of earnings related to derivative instruments, not designated as hedging instruments, for the three months ended July 25, 2014 and July 26, 2013 are as follows:

(in millions)		Three months ended
Derivatives Not Designated as Hedging Instruments	Location	July 25, 2014	July 26, 2013
Foreign currency exchange rate contracts	Other expense, net	$(24)	$29

Cash Flow Hedges

Foreign Currency Exchange Rate Risk

Forward contracts designated as cash flow hedges are designed to hedge the variability of cash flows associated with forecasted transactions denominated in a foreign currency that will take place in the future. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of accumulated other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. No gains or losses relating to ineffectiveness of cash flow hedges were recognized in earnings during the three months ended July 25, 2014 or July 26, 2013. No components of the hedge contracts were excluded in the measurement of hedge ineffectiveness and no hedges were derecognized or discontinued during the three months ended July 25, 2014 or July 26, 2013. The cash flows from these contracts are reported as operating activities in the condensed consolidated statements of cash flows. The gross notional amount of these contracts, designated as cash flow hedges, outstanding at July 25, 2014 and April 25, 2014, was $5.321 billion and $5.849 billion, respectively, and will mature within the subsequent three-year period.

The amount of gains (losses) and location of the gains (losses) in the condensed consolidated statements of earnings and other comprehensive income (OCI) related to foreign currency exchange rate contract derivative instruments designated as cash flow hedges for the three months ended July 25, 2014 and July 26, 2013 are as follows:

Three months ended July 25, 2014
(in millions)	Gross Gains (Losses) Recognized in OCI on Effective Portion of Derivative	Effective Portion of Gains (Losses) on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$62	Other expense, net	$2
		Cost of products sold	(3)

Total	$62		$(1)

Three months ended July 26, 2013
(in millions)	Gross Gains (Losses) Recognized in OCI on Effective Portion of Derivative	Effective Portion of Gains (Losses) on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$(27)	Other expense, net	$32
		Cost of products sold	(15)

Total	$(27)		17

Forecasted Debt Issuance Interest Rate Risk

Forward starting interest rate derivative instruments designated as cash flow hedges are designed to manage the exposure to interest rate volatility with regard to future issuances of fixed-rate debt. The effective portion of the gains or losses on the forward starting interest rate derivative instrument that is designated and qualifies as a cash flow hedge is reported as a component of accumulated other comprehensive loss. Beginning in the period in which the planned debt issuance occurs and the related derivative instrument is terminated, the effective portion of the gains or losses is then reclassified into interest expense, net over the term of the related debt. Any portion of the gains or losses that is determined to be ineffective is immediately recognized in interest expense, net. As of July 25, 2014, Medtronic had $250 million of fixed pay, forward starting interest rate swaps with a weighted average fixed rate of 2.83 percent in anticipation of planned debt issuances.

For both the three months ended July 25, 2014 and July 26, 2013, Medtronic reclassified $2 million of the effective portion of the net losses on forward starting interest rate derivative instruments from accumulated other comprehensive loss to interest expense, net.

The unrealized gain (loss) of outstanding forward starting interest rate swap derivative instruments as of July 25, 2014 was not significant and as of April 25, 2014 was $7 million. Unrealized gains (losses) of outstanding forward starting interest rate swap derivative instruments were recorded in other assets and long-term liabilities, with the offset recorded in accumulated other comprehensive loss in the condensed consolidated balance sheets.

As of July 25, 2014 and April 25, 2014, Medtronic had $(7) million and $(44) million, respectively, in after-tax net unrealized (losses) associated with cash flow hedging instruments recorded in accumulated other comprehensive loss. Medtronic expects that $6 million of after-tax net unrealized gains as of July 25, 2014 will be reclassified into the condensed consolidated statements of earnings over the next 12 months.

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in earnings.

Interest rate derivative instruments designated as fair value hedges are designed to manage the exposure to interest rate movements and to reduce borrowing costs by converting fixed-rate debt into floating-rate debt. Under these agreements, Medtronic agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount.

The gains (losses) from terminated interest rate swap agreements are recorded in long-term debt, increasing (decreasing) the outstanding balances of the debt, and amortized as a reduction (addition) of interest expense, net over the remaining life of the related debt. The cash flows from the termination of the interest rate swap agreements are reported as operating activities in the condensed consolidated statements of cash flows.

As of both July 25, 2014 and April 25, 2014, Medtronic had interest rate swaps in gross notional amounts of $2.625 billion designated as fair value hedges of underlying fixed rate obligations. As of July 25, 2014, Medtronic had interest rate swap agreements designated as fair value hedges of underlying fixed rate obligations including Medtronic’s $1.250 billion 3.000 percent 2010 Senior Notes classified as short-term borrowings, the $600 million 4.750 percent 2005 Senior Notes, the $500 million 2.625 percent 2011 Senior Notes, the $500 million 4.125 percent 2011 Senior Notes, and the $675 million 3.125 percent 2012 Senior Notes. For additional information regarding the terms of Medtronic’s interest rate swap agreements, refer to Note 9 to the consolidated audited financial statements included in this joint proxy statement/prospectus.

The market value of outstanding interest rate swap agreements was a net $80 million unrealized gain and the market value of the hedged item was a net $80 million unrealized loss at July 25, 2014, which were recorded in other assets, prepaid expenses and other current assets, and other long-term liabilities with the offsets recorded in long-term debt and short-term borrowings in the condensed consolidated balance sheet. No hedge ineffectiveness was recorded as a result of these fair value hedges for the three months ended July 25, 2014 or July 26, 2013.

During the three months ended July 25, 2014 and July 26, 2013, Medtronic did not have any ineffective fair value hedging instruments. In addition, Medtronic did not recognize any gains or losses during the three months ended July 25, 2014 or July 26, 2013 on firm commitments that no longer qualify as fair value hedges.

Balance Sheet Presentation

The following tables summarize the location and fair value amounts of derivative instruments reported in the condensed consolidated balance sheets as of July 25, 2014 and April 25, 2014. The fair value amounts are presented on a gross basis and are segregated between derivatives that are designated and qualify as hedging instruments and those that are not, and are further segregated by type of contract within those two categories.

July 25, 2014

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$9	Other accrued expenses	$—
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	72	Other accrued expenses	52
Interest rate contracts	Other assets	71	Other long-term liabilities	—
Foreign currency exchange rate contracts	Other assets	23	Other long-term liabilities	15

Total derivatives designated as hedging instruments		$175		$67

Derivatives not designated as hedging instruments
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$1	Other accrued expenses	$1

Total derivatives not designated as hedging instruments		$1		$1

Total derivatives		$176		$68

April 25, 2014

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments

Interest rate contracts	Prepaid expenses and other current assets	$13	Other accrued expenses	$—
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	81	Other accrued expenses	84
Interest rate contracts	Other assets	73	Other long-term liabilities	11
Foreign currency exchange rate contracts	Other assets	8	Other long-term liabilities	30

Total derivatives designated as hedging instruments		$175		$125

Derivatives not designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$—	Other accrued expenses	$2

Total derivatives not designated as hedging instruments		$—		$2

Total derivatives		$175		$127

Medtronic has elected to present the fair value of derivative assets and liabilities within the condensed consolidated balance sheets on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation. The following table provides information as if Medtronic had elected to offset the asset and liability balances of derivative instruments, netted in accordance with various criteria as stipulated by the terms of the master netting arrangements with each of the counterparties. Derivatives not subject to master netting arrangements are not eligible for net presentation.

July 25, 2014		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$96	$(50)	$—	$46
Interest rate contracts	80	(11)	—	69

	$176	$(61)	$—	$115

Derivative Liabilities
Foreign currency exchange rate contracts	$(68)	$61	$—	$(7)

	$(68)	$61	$—	$(7)

Total	$108	$—	$—	$108

April 25, 2014		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$89	$(64)	$—	$25
Interest rate contracts	86	(31)	—	55

	$175	$(95)	$—	$80

Derivative Liabilities
Foreign currency exchange rate contracts	$(116)	$84	$—	$(32)
Interest rate contracts	(11)	11	—	—

	$(127)	$95	$—	$(32)

Total	$48	$—	$—	$48

Concentrations of Credit Risk

Financial instruments, which potentially subject Medtronic to significant concentrations of credit risk, consist principally of interest-bearing investments, forward exchange derivative contracts, and trade accounts receivable.

Medtronic maintains cash and cash equivalents, investments, and certain other financial instruments (including currency exchange rate and interest rate derivative contracts) with various major financial institutions. Medtronic performs periodic evaluations of the relative credit standings of these financial institutions and limits the amount of credit exposure with any one institution. In addition, Medtronic has collateral credit agreements with its primary derivatives counterparties. Under these agreements, either party is required to post eligible collateral when the market value of transactions covered by the agreement exceeds specific thresholds, thus limiting credit exposure for both parties. As noted in the above table, as of July 25, 2014 April 25, 2014, no collateral was received or posted from its counterparties.

Global concentrations of credit risk with respect to trade accounts receivable are limited due to the large number of customers and their dispersion across many geographic areas. Medtronic monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. However, a significant amount of trade receivables are with hospitals that are dependent upon governmental health care systems in many countries. The current economic conditions in many countries outside the U.S. (particularly the economic challenges faced by Italy, Spain, Portugal, and Greece) may continue to increase the average length of time it takes Medtronic to collect on its outstanding trade receivables in these countries as certain payment patterns have been impacted. As of July 25, 2014 and April 25, 2014, Medtronic’s aggregate accounts receivable balance for Italy, Spain, Portugal, and Greece, net of the allowance for doubtful accounts, was $619 million and $628 million, respectively. Medtronic continues to monitor the creditworthiness of customers located in these and other geographic areas. In the past, accounts receivable balances with certain customers in these countries have accumulated over time and were subsequently settled as large lump-sum payments. In the fourth quarter of fiscal year 2014, Medtronic received a $106 million payment in Spain. Although Medtronic does not currently foresee a significant credit risk associated with the outstanding accounts receivable, repayment is dependent upon the financial stability of the economies of these countries. For certain Greece distributors, collectability is not reasonably assured for revenue transactions and Medtronic defers revenue recognition until all revenue recognition criteria are met. As of July 25, 2014 and April 25, 2014, Medtronic’s deferred revenue balance for certain Greece distributors was $17 million and $15 million, respectively. As of July 25, 2014 and April 25, 2014, no one customer represented more than 10% of Medtronic’s outstanding accounts receivable.

9. Derivatives and Foreign Exchange Risk Management

The Company uses operational and economic hedges, as well as currency exchange rate derivative contracts and interest rate derivative instruments, to manage the impact of currency exchange and interest rate changes on earnings and cash flows. In order to minimize earnings and cash flow volatility resulting from currency exchange rate changes, the Company enters into derivative instruments, principally forward currency exchange rate contracts. These contracts are designed to hedge anticipated foreign currency transactions and changes in the value of specific assets and liabilities. At inception of the forward contract, the derivative is designated as either a freestanding derivative or a cash flow hedge. The primary currencies of the derivative instruments are the Euro and Japanese Yen. The Company does not enter into currency exchange rate derivative contracts for speculative purposes. The gross notional amount of all currency exchange rate derivative instruments outstanding at April 25, 2014 and April 26, 2013 was $8.051 billion and $6.812 billion, respectively. The aggregate currency exchange rate (losses) gains were $(1) million, $25 million, and $(183) million, in fiscal years 2014, 2013, and 2012, respectively. These (losses) gains represent the net impact to the consolidated statements of earnings for the exchange rate derivative instruments presented below, as well as the remeasurement (losses) gains on foreign currency denominated assets and liabilities.

The information that follows explains the various types of derivatives and financial instruments used by the Company, how and why the Company uses such instruments, how such instruments are accounted for, and how such instruments impact the Company’s consolidated balance sheets, statements of earnings, and statements of cash flows.

Freestanding Derivative Forward Contracts

Freestanding derivative forward contracts are used to offset the Company’s exposure to the change in value of specific foreign currency denominated assets and liabilities. These derivatives are not designated as hedges, and therefore, changes in the value of these forward contracts are recognized in earnings, thereby offsetting the current earnings effect of the related change in value of foreign currency denominated assets and liabilities. The cash flows from these contracts are reported as operating activities in the consolidated statements of cash flows. The gross notional amount of these contracts, not designated as hedging instruments, outstanding at April 25, 2014 and April 26, 2013 was $2.202 billion and $2.059 billion, respectively.

The amount and location of the gains in the consolidated statements of earnings related to derivative instruments, not designated as hedging instruments, for fiscal years 2014, 2013, and 2012 are as follows:

(in millions)		Fiscal Year
Derivatives Not Designated as Hedging Instruments	Location	2014	2013	2012
Foreign currency exchange rate contracts	Other expense, net	$15	$26	$53

Cash Flow Hedges

Foreign Currency Exchange Rate Risk    Forward contracts designated as cash flow hedges are designed to hedge the variability of cash flows associated with forecasted transactions denominated in a foreign currency that will take place in the future. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of accumulated other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. No gains or losses relating to ineffectiveness of cash flow hedges were recognized in earnings during fiscal years 2014, 2013, or 2012. No components of the hedge contracts were excluded in the measurement of hedge ineffectiveness and no hedges were derecognized or discontinued during fiscal years 2014, 2013, or 2012. The cash flows from these contracts are reported as operating activities in the consolidated statements of cash flows. The gross notional amount of these contracts, designated as cash flow hedges, outstanding at April 25, 2014 and April 26, 2013 was $5.849 billion and $4.753 billion, respectively, and will mature within the subsequent three-year period.

The amount of (losses) gains and location of the (losses) gains in the consolidated statements of earnings and other comprehensive income (OCI) related to foreign currency exchange rate contract derivative instruments designated as cash flow hedges for the fiscal years ended April 25, 2014, April 26, 2013, and April 27, 2012 are as follows:

April 25, 2014
(in millions)	Gross (Losses) Gains Recognized in OCI on Effective Portion of Derivative	Effective Portion of (Losses) Gains on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$(152)	Other expense, net	$94
		Cost of products sold	(43)

Total	$(152)		$51

April 26, 2013
(in millions)	Gross (Losses) Gains Recognized in OCI on Effective Portion of Derivative	Effective Portion of (Losses) Gains on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$121	Other expense, net	$103
		Cost of products sold	(2)

Total	$121		$101

April 27, 2012
(in millions)	Gross (Losses) Gains Recognized in OCI on Effective Portion of Derivative	Effective Portion of (Losses) Gains on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$332	Other expense, net	$(141)
		Cost of products sold	14

Total	$332		$(127)

Forecasted Debt Issuance Interest Rate Risk    Forward starting interest rate derivative instruments designated as cash flow hedges are designed to manage the exposure to interest rate volatility with regard to future issuances of fixed-rate debt. The effective portion of the gains or losses on the forward starting interest rate derivative instruments that are designated and qualify as cash flow hedges are reported as a component of accumulated other comprehensive loss. Beginning in the period in which the planned debt issuance occurs and the related derivative instruments are terminated, the effective portion of the gains or losses are then reclassified into interest expense, net over the term of the related debt. Any portion of the gains or losses that are determined to be ineffective are immediately recognized in interest expense, net. In February 2014, the Company terminated forward starting interest rate derivative instruments with a consolidated notional amount of $250 million in conjunction with the issuance of the 2014 Senior Notes. Upon termination, there was no material ineffectiveness on the contracts which were in a net asset position, resulting in cash receipts of $8 million. In March 2013, the Company terminated forward starting interest rate derivative instruments with a consolidated notional amount of $750 million in conjunction with the issuance of the 2013 Senior Notes. Upon termination, there was no material ineffectiveness on the contracts which were in a net liability position, resulting in cash payments of $68 million. As of April 25, 2014, the Company had $250 million of fixed pay, forward starting interest rate swaps with a weighted average fixed rate of 2.83 percent in anticipation of planned debt issuances.

For the fiscal years ended April 25, 2014 and April 26, 2013, the Company reclassified $8 million and $1 million, respectively, of the effective portion of the net losses on forward starting interest rate derivative instruments from accumulated other comprehensive loss to interest expense, net.

The market value of outstanding forward starting interest rate swap derivative instruments at April 25, 2014 and April 26, 2013 was an unrealized gain (loss) of $7 million and $(18) million, respectively. These unrealized gains (losses) were recorded in other assets and long-term liabilities with the offset recorded in accumulated other comprehensive loss in the consolidated balance sheets.

As of April 25, 2014 and April 26, 2013, the Company had $(44) million and $58 million, respectively, in after-tax net unrealized (losses) gains associated with cash flow hedging instruments recorded in accumulated other comprehensive loss. The Company expects that $7 million of after-tax net unrealized losses as of April 25, 2014 will be reclassified into the consolidated statements of earnings over the next 12 months.

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in earnings. Interest rate derivative instruments designated as fair value hedges are designed to manage the exposure to interest rate movements and to reduce borrowing costs by converting fixed-rate debt into floating-rate debt. Under these agreements, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount.

The gains (losses) from terminated interest rate swap agreements are recorded in long-term debt, increasing (decreasing) the outstanding balances of the debt, and amortized as a reduction (addition) of interest expense, net over the remaining life of the related debt. The cash flows from the termination of the interest rate swap agreements are reported as operating activities in the consolidated statements of cash flows.

As of both April 25, 2014 and April 26, 2013, the Company had interest rate swaps in gross notional amounts of $2.625 billion designated as fair value hedges of underlying fixed rate obligations. As of April 25, 2014 and April 26, 2013, the Company had interest rate swap agreements designated as fair value hedges of underlying fixed rate obligations including the Company’s $1.250 billion 3.000 percent 2010 Senior Notes due 2015, the $600 million 4.750 percent 2005 Senior Notes due 2016, the $500 million 2.625 percent 2011 Senior Notes due 2016, the $500 million 4.125 percent 2011 Senior Notes due 2021, and the $675 million 3.125 percent 2012 Senior Notes due 2022.

In March 2012, the Company entered into ten-year fixed-to-floating interest rate swap agreements with a consolidated notional amount of $675 million, which were designated as fair value hedges of fixed interest rate obligations under the Company’s 2012 Senior Notes due 2022. The Company pays variable interest equal to one-month LIBOR plus approximately 92 basis points, and receives a fixed interest rate of 3.125 percent.

In July 2011, the Company terminated interest rate swap agreements with a consolidated notional amount of $900 million that were designated as fair value hedges of the fixed interest rate obligation under the Company’s $2.200 billion 1.625 percent 2013 Senior Convertible Notes and $550 million 4.500 percent 2009 Senior Notes due 2014. Upon termination, the contracts were in an asset position, resulting in cash receipts of $46 million, which included $10 million of accrued interest.

In August 2011, the Company terminated interest rate swap agreements with a consolidated notional amount of $650 million that were designated as fair value hedges of the fixed interest rate obligation under the Company’s $1.250 billion 3.000 percent 2010 Senior Notes due 2015. Upon termination, the contracts were in an asset position, resulting in cash receipts of $42 million, which included $7 million of accrued interest.

As of April 25, 2014 and April 26, 2013, the market value of outstanding interest rate swap agreements was an unrealized gain of $68 million and $181 million, respectively, and the market value of the hedged items was an unrealized loss of $68 million and $181 million, respectively, which was recorded in other assets, prepaid expenses and other current assets, and other long-term liabilities with the offsets recorded in long-term debt and short-term borrowings on the consolidated balance sheets. No hedge ineffectiveness was recorded as a result of these fair value hedges for fiscal year 2014 and 2013 and less than $1 million was recorded for fiscal year 2012 as an increase in interest expense, net on the consolidated statements of earnings.

During fiscal years 2014, 2013, and 2012, the Company did not have any ineffective fair value hedging instruments. In addition, the Company did not recognize any gains or losses during fiscal years 2014, 2013, or 2012 on firm commitments that no longer qualify as fair value hedges.

Balance Sheet Presentation

The following tables summarize the location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of April 25, 2014 and April 26, 2013. The fair value amounts are presented on a gross basis and are segregated between derivatives that are designated and qualify as hedging instruments and those that are not, and are further segregated by type of contract within those two categories.

April 25, 2014

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments

Interest rate contracts	Prepaid expenses and other current assets	$13	Other accrued expenses	$—
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	81	Other accrued expenses	84
Interest rate contracts	Other assets	73	Other long-term liabilities	11
Foreign currency exchange rate contracts	Other assets	8	Other long-term liabilities	30

Total derivatives designated as hedging instruments		$175		$125

Derivatives not designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$—	Other accrued expenses	$2

Total derivatives not designated as hedging instruments		$—		$2

Total derivatives		$175		$127

April 26, 2013

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$150	Other accrued expenses	$34
Interest rate contracts	Other assets	181	Other long-term liabilities	18
Foreign currency exchange rate contracts	Other assets	63	Other long-term liabilities	5

Total derivatives designated as hedging instruments		$394		$57

Derivatives not designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$—	Other accrued expenses	$1

Total derivatives not designated as hedging instruments		$—		$1

Total derivatives		$394		$58

The Company has elected to present the fair value of derivative assets and liabilities within the consolidated balance sheets on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation. The following table provides information as if the Company had elected to offset the asset and liability balances of derivative instruments, netted in accordance with various criteria as stipulated by the terms of the master netting arrangements with each of the counterparties. Derivatives not subject to master netting arrangements are not eligible for net presentation.

April 25, 2014		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$89	$(64)	$—	$25
Interest rate contracts	86	(31)	—	55

	$175	$(95)	$—	$80

Derivative Liabilities
Foreign currency exchange rate contracts	$(116)	$84	$—	$(32)
Interest rate contracts	(11)	11	—	—

	$(127)	$95	$—	$(32)

Total	$48	$—	$—	$48

April 26, 2013		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$213	$(42)	$(24)	$147
Interest rate contracts	181	(16)	(6)	159

	$394	$(58)	$(30)	$306

Derivative Liabilities
Foreign currency exchange rate contracts	$(40)	$40	$—	$—
Interest rate contracts	(18)	18	—	—

	$(58)	$58	$—	$—

Total	$336	$—	$(30)	$306

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of interest-bearing investments, forward exchange derivative contracts, and trade accounts receivable.

The Company maintains cash and cash equivalents, investments, and certain other financial instruments (including currency exchange rate and interest rate derivative contracts) with various major financial institutions. The Company performs periodic evaluations of the relative credit standings of these financial institutions and limits the amount of credit exposure with any one institution. In addition, the Company has collateral credit agreements with its primary derivatives counterparties. Under these agreements, either party is required to post eligible collateral when the market value of transactions covered by the agreement exceeds specific thresholds, thus limiting credit exposure for both parties. As of April 25, 2014, no collateral was posted by either the Company or its counterparties. As of April 26, 2013, the Company received cash collateral of $30 million from its counterparties. The collateral received was recorded in cash and cash equivalents, with the offset recorded as an increase in other accrued expenses on the consolidated balance sheets.

Global concentrations of credit risk with respect to trade accounts receivable are limited due to the large number of customers and their dispersion across many geographic areas. The Company monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. However, a significant amount of trade receivables are with hospitals that are dependent upon governmental health care systems in many countries. The current economic conditions in many countries outside the U.S. (particularly the economic challenges faced by Italy, Spain, Portugal, and Greece), may continue to increase the average length of time it takes the Company to collect on its outstanding trade receivables in these countries as certain payment patterns have been impacted. As of April 25, 2014 and April 26, 2013, the Company’s aggregate accounts receivable balance for Italy, Spain, Portugal, and Greece, net of the allowance for doubtful accounts, was $628 million and $770 million, respectively. The Company continues to monitor the creditworthiness of customers located in these and other geographic areas. In the past, accounts receivable balances with certain customers in these countries have accumulated over time and were subsequently settled as large lump-sum payments. In the fourth quarter of fiscal year 2014, the Company received a $106 million payment in Spain. In the first quarter of fiscal year 2013, the Company received a $212 million payment in Spain. Although the Company does not currently foresee a significant credit risk associated with the outstanding accounts receivable, repayment is dependent upon the financial stability of the economies of these countries. For certain Greece distributors, collectability is not reasonably assured for revenue transactions and the Company defers revenue recognition until all revenue recognition criteria are met. As of April 25, 2014 and April 26, 2013, the Company’s deferred revenue balance for certain Greece distributors was $15 million and $21 million, respectively. As of April 25, 2014 and April 26, 2013, no one customer represented more than 10% of the Company’s outstanding accounts receivable.